Earnings / (Loss) per share	6 Months Ended
Jun. 30, 2025
Earnings / (loss) per Ordinary Share (USD)
Earnings / (Loss) per share

Note  32.   Earnings / (Loss) per share

The computation of basic and diluted net earnings / (loss) per share for the Group is as follows:

	Unaudited 6 months ended June 30,
Earnings / (loss) per share	2025	2024
Net loss (USD'000)	(20,000)	(10,758)
Effect of potentially dilutive instruments on net earnings (USD'000)	n/a	n/a
Net loss after effect of potentially dilutive instruments (USD'000)	(20,000)	(10,758)
Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	108,980,395	21,199,165
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	108,980,395	21,199,165
Net earnings / (loss) per Ordinary Share
Basic weighted average loss per share (USD)	(0.17)	(0.37)
Diluted weighted average loss per share (USD)	(0.17)	(0.37)

F Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,800	1,499,700
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	1,499,800	1,499,700

Net earnings / (loss) per F Share
Basic weighted average loss per share (USD)	(0.86)	(1.87)
Diluted weighted average loss per share (USD)	(0.86)	(1.87)